UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley  Liquid Asset Fund Inc.

Portfolio of Investments November 30, 2005 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD ON
AMOUNT IN		DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE
	Commercial Paper (73.4%)
	Asset-Backed - Auto (0.4%)
$75,000	DaimlerChrysler Revolving Auto Conduit LLC	4.04%	12/19/05	$74,849,625

	Asset-Backed - Mortgage (1.4%)
250,000	Mortgage Interest Networking Trust Series A1+ P1	3.93-3.99	12/01/05-12/09/05	249,846,611

	Banking (6.3%)
260,000	Citigroup Funding Inc.	3.99-4.36	01/05/06-02/27/06	258,926,797
750,000	JP Morgan Chase & Co.	4.03-4.18	12/07/05-01/13/06	747,663,264
100,000	LaSalle Bank Corp.	3.79	12/02/05	99,989,611
				1,106,579,672
	Finance - Automotive (1.3%)
217,000	Toyota Motor Credit Corp.	3.60-4.15	12/16/05-12/30/05	216,472,965

	Finance - Consumer (3.3%)
189,000	American Express Credit Corp.	3.79-4.16	12/06/05-01/06/06	188,382,990
395,000	HSBC Finance Corp.	4.01-4.21	01/03/06-01/19/06	393,161,751
				581,544,741
	Financial Conglomerates (3.9%)
692,000	General Electric Capital Corp.	4.53-4.65	12/06/05-08/03/06	687,147,381

	Insurance (0.5%)
90,000	Prudential Funding LLC	4.13	12/29/05	89,712,300

	International Banks (55.6%)
734,000	Abbey National North America LLC	3.90-4.17	12/02/05-01/04/06	731,983,479
150,000	ANZ (DE) Inc.	4.28	02/17/06	148,623,625
808,000	Barclays U.S. Funding Corp.	3.60-4.26	12/14/05-02/28/06	804,699,240
632,000	BNP Paribas Finance, Inc.	3.71-4.30	12/06/05-02/17/06	628,649,851
781,000	Calyon North America, Inc.	3.86-4.28	12/19/05-02/10/06	776,569,813
450,000	Deutsche Bank Financial LLC	3.99-4.00	12/01/05-12/21/05	449,361,444
50,000	DnB NOR Bank ASA	4.14	12/28/05	49,845,500
655,000	HBOS Treasury Services plc	3.69-4.26	12/01/05-02/10/06	653,150,918
304,000	ING (U.S.) Funding LLC	3.79-4.52	12/01/05-05/30/06	301,273,379
442,000	Natexis Banques Populaires U.S. Finance Co. LLC	4.00-4.30	12/22/05-01/12/06	440,842,445
691,000	Nordea North America, Inc.	3.93-4.29	01/19/06-02/14/06	685,747,023
800,000	Royal Bank of Canada	4.00-4.30	12/19/05-02/16/06	795,284,188
850,000	Royal Bank of Scotland plc	3.72-4.29	12/07/05-02/02/06	845,547,333
455,000	Sanpaolo IMI U.S. Financial Co.	4.09-4.30	01/11/06-02/14/06	452,096,465
781,000	Societe Generale N.A., Inc.	3.59-4.04	12/05/05-12/30/05	780,182,758
135,000	Spintab AB	4.12-4.25	01/20/06-02/06/06	134,126,570
150,000	Svenska Handelsbanken Inc.	3.93	12/08/05	149,886,250
190,000	Swedbank	4.26	01/25/06	188,772,125
477,000	UBS Finance (Delaware) LLC	3.80-4.03	12/07/05-02/02/06	476,076,101
250,000	Westpac Capital Corp.	3.73-3.85	12/09/05-12/27/05	249,506,111
				9,742,224,618
	Diversified Manufacturing (0.7%)
127,000	General Electric Co.	4.04-4.12	12/28/05-12/30/05	126,604,393

	Total Commercial Paper (Cost $12,874,982,306)			12,874,982,306

	U.S. Government & Agency Obligations (5.1%)
892,000	Freddie Mac (Cost $889,258,595)	3.07-4.55	12/05/05-08/04/06	889,258,595

	Certificates of Deposit (17.3%)
300,000	Branch Banking & Trust Co., N.C.	4.05-4.07	12/21/05-12/30/05	300,000,000
500,000	Citibank, N.A.	3.97-4.34	12/29/05-02/23/06	500,000,000
700,000	First Tennessee Bank, N.A.	3.96-4.27	12/13/05-02/01/06	700,000,000
150,000	SunTrust Bank	4.23	02/06/06	150,000,000
550,000	Washington Mutual Bank F.A.	4.17-4.21	01/10/06-01/31/06	550,000,000
825,000	Wells Fargo Bank, N.A.	3.92-4.20	12/09/05-12/30/05	825,000,000

	Total Certificates of Deposit (Cost $3,025,000,000)			3,025,000,000

	Short-Term Bank Notes (5.1%)
800,000	Bank of America, N.A.	3.75-4.30	12/14/05-02/15/06	800,000,000
100,000	LaSalle Bank, N.A.	3.96	12/23/05	100,000,000

	Total Short-Term Bank Notes (Cost $900,000,000)			900,000,000

	Total Investments (Cost $17,689,240,901) (a)		100.9%	17,689,240,901

	Liabilities in Excess of Other Assets		(0.9)	(157,586,459)

	Net Assets		100.0%	$17,531,654,442

(a)                               Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006